Significant Accounting Policies - Clinical Fees and Insurance Revenue (Details) - P3 Health Partners Inc. - item	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Number of Revenue, Practical Expedients, Elected	2	2
Clinical Fees & Insurance Revenue
Disaggregation of Revenue [Line Items]
Practical expedients, not adjust the transaction price for any financing components	true	true
Practical expedients, expensed all incremental customer contract acquisition costs as incurred	true	true